Document And Entity Information	Nov. 05, 2021	Oct. 12, 2021
Cover [Abstract]
Title of 12(b) Security		Common Stock - par value per share $0.4867
Document Type		8-K
Entity Registrant Name		CHESAPEAKE UTILITIES CORPORATION
Entity Incorporation, State or Country Code		DE
Entity File Number		001-11590
Entity Tax Identification Number		51-0064146
Entity Address, Address Line One		909 Silver Lake Boulevard
Entity Address, City or Town		Dover
Entity Address, State or Province		DE
Entity Address, Postal Zip Code		19904
City Area Code		302
Local Phone Number		734-6799
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Central Index Key		0000019745
Amendment Flag		false
Entity Emerging Growth Company		false
Trading Symbol		CPK
Security Exchange Name		NYSE
Document Period End Date	Nov. 01, 2021